NET PREMIUMS EARNED (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assumed from other companies, net	[1]	S/ 3,346,576	S/ 2,937,407	S/ 2,801,046
Technical reserve adjustment		(748,142)	(629,264)	(498,345)
Gross premiums	[1]	2,598,434	2,308,143	2,302,701
Premiums ceded to reinsurers and co-insurers, net	[2]	(497,646)	(499,803)	(503,586)
Net premiums earned		2,100,788	1,808,340	1,799,115
Health insurance [Member]
Assumed from other companies, net	[1]	468,316	433,317	431,290
Technical reserve adjustment		(11,069)	1,491	(15,950)
Gross premiums	[1]	457,247	434,808	415,340
Premiums ceded to reinsurers and co-insurers, net	[2]	(10,257)	(13,568)	(10,011)
Net premiums earned		446,990	421,240	405,329
Life insurance [Member]
Assumed from other companies, net	[1]	1,881,804	1,567,774	1,360,387
Technical reserve adjustment		(685,022)	(618,259)	(484,072)
Gross premiums	[1]	1,196,782	949,515	876,315
Premiums ceded to reinsurers and co-insurers, net	[2]	(116,043)	(108,378)	(37,725)
Net premiums earned		1,080,739	841,137	838,590
General insurance [Member]
Assumed from other companies, net	[1]	996,456	936,316	1,009,369
Technical reserve adjustment		(52,051)	(12,496)	1,677
Gross premiums	[1]	944,405	923,820	1,011,046
Premiums ceded to reinsurers and co-insurers, net	[2]	(371,346)	(377,857)	(455,850)
Net premiums earned		S/ 573,059	S/ 545,963	S/ 555,196

[1]	This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.
[2]	“Premiums ceded to reinsurers and coinsurers, net” include: